Short-Term Borrowing - Schedule of Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	¥ 15,000	$ 2,145
China Merchants Bank Co., Ltd. Shanghai Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	¥ 15,000	$ 2,145